Related Party - Schedule of Transactions with Directors (Details) - Related Party [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Loan from Vestco, a related party to Board member and CEO Vincent Browne		$ 210	$ 210
Final payment made to Vestco on November 16, 2023			(210)
Total		$ 60